March 1, 2018
(as revised May 1, 2018)
2018 Prospectus
►	iShares Short Maturity Bond ETF | NEAR | CBOE BZX
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.
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iSHARES® SHORT MATURITY
BOND ETF
Ticker: NEAR	Stock Exchange: Cboe BZX
Investment Objective
The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.25%	None	None	0.25%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318
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Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed-income securities. The Fund primarily invests in investment-grade fixed-income securities that are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody's”), or, if unrated, determined by the Fund's management team to be of equivalent quality. The Fund primarily invests in fixed- and floating-rate securities of varying maturities, such as corporate and government bonds, agency securities, instruments of non-U.S. issuers, privately-issued securities, asset-backed and mortgage-backed securities, structured securities, municipal bonds, repurchase agreements, money market instruments and investment companies. The Fund invests in securities issued by financial institutions such as banks, broker-dealers and insurance companies. The Fund may enter into to-be-announced transactions (“TBA transactions”) on a regular basis with respect to the percentage of the portfolio (if any) that consists of mortgage-backed pass-
through securities. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund's management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life, will be used for calculation purposes.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund’s Statement of Additional Information (“SAI”) for further information.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
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Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.
Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. Government National Mortgage Association (“Ginnie Mae”) securities are generally backed by the full faith and credit of the U.S. government.
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) or (ABS and MBS) (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. ABS and MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.
Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of this prospectus (“the Prospectus”)), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with
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lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the
Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by federal law. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate
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changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, are near maturity or are called, the Fund needs to purchase additional bonds.
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, increases the risks associated with rising interest rates.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
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Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.
Privately-Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated
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under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately-issued securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year by Year Returns (Years Ended December 31)
The best calendar quarter return during the periods shown above was 0.44% in the 2nd quarter of 2016; the worst was 0.04% in the 4th quarter of 2014.
Updated performance information may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
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Average Annual Total Returns
(for the periods ended December 31, 2017)
	One Year	Since Fund Inception
(Inception Date: 9/25/2013)
Return Before Taxes	1.55%	1.11%
Return After Taxes on Distributions[1]	0.88%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.88%	0.64%
Bloomberg Barclays Short-Term Government/Corporate Index[2] (Index returns do not reflect deductions for fees, expenses or taxes)	0.98%	0.53%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	The Bloomberg Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than one year remaining to maturity.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Thomas Musmanno and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Musmanno and Mr. Radell have been Portfolio Managers of the Fund since 2013.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a specified amount of cash.
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
Additional Information on the Investment Strategies. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. The Fund may also invest in currency contracts for hedging and/or trade settlement purposes. Accordingly, the Fund’s management team has discretion on a daily basis to manage the Fund's portfolio in accordance with the Fund's investment objective.
The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed-income securities that are rated BBB- or higher by S&P Global Ratings and/or Fitch, or Baa3 or higher by Moody’s, or, if unrated, determined by the management team to be of equivalent quality. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund primarily invests in fixed- and floating-rate securities of varying maturities, such as corporate and government bonds, agency securities, instruments of non-U.S. issuers, privately-issued securities, asset-backed and mortgage-backed securities, structured securities, municipal bonds, money market instruments, repurchase agreements and investment companies. The Fund invests in securities issued by financial institutions such as banks, broker-dealers and insurance companies. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
The Fund will invest in asset-backed and mortgage-backed securities. Asset-backed securities are fixed-income securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed-rate or adjustable-rate mortgages and mortgages issued by banks or government agencies. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as TBA transactions. The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest the relevant assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BFA. Collateralized mortgage obligations (“CMOs”) are fixed-income securities that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.
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An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options and swaps.
Investment Process. The management team evaluates sectors of the fixed-income market and individual securities within these sectors to invest the Fund’s assets on an ongoing basis. The investment approach represents a collaboration between the “Portfolio Teams,” who are responsible for setting the top-down asset allocation framework for portfolio construction and security selection, and the “Sector Specialists,” who are responsible for bottom-up idea generation, including research and analysis.
The investment process is centered around formal investment strategy meetings. Following discussions with their teams, the senior members of the Sector Specialists present their teams’ views during a meeting attended by all fixed-income investment professionals within BlackRock. Next, the senior members of the Portfolio and Investment Teams, along with representatives from BlackRock’s Risk & Quantitative Analysis Group, hold a meeting to discuss asset allocation, portfolio risk, and investment themes. This meeting is designed to share ideas across Portfolio Teams as each determines the appropriate interest rate risk, convexity, term structure, credit quality, liquidity bias and sector allocations for individual strategies.
The Sector Specialists then implement the Portfolio Teams’ relative value outlook with respect to security selection, timing and execution, in accordance with the Fund’s investment objective and guidelines. Sector Specialists are also responsible for trading, which BlackRock believes best leverages its market knowledge and experience. While the investment themes are discussed formally on a weekly basis, the process is dynamic, with ongoing discussion and modifications as needed.
In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that such departure is, in the opinion of the management team, consistent with the Fund’s investment objective and in the best interests of the Fund. For example, the Fund may hold a higher than normal proportion of its assets in cash in response to adverse market, economic or political conditions.
The management team uses an internal model for calculating duration, which may result in a different value of duration than if duration was calculated by a third party.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies. Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general
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creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.
Some U.S. government agencies, including Fannie Mae and Freddie Mac, purchase and guarantee residential mortgages and form MBS that they issue to the market. These agencies also hold their own MBS as well as those of other institutions with funding from the agency debentures they issue. The market for MBS has been adversely affected by the value of those MBS held and/or issued by these agencies. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted.
Asset-Backed and Mortgage-Backed Securities Risk. ABS and MBS (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although ABS generally experience less prepayment risk than residential mortgage-backed securities, MBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, call, extension, valuation and liquidity risk. Because of call and extension risk, ABS and MBS react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.
ABS and MBS may not be backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not
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anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.
In response to the financial crisis that began in 2008, the Federal Reserve System (the “Fed”) attempted to keep mortgage rates low by acting as a buyer of mortgage-backed assets. This support has ended. As a result, mortgage rates may rise and values of MBS and ABS may fall.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened because ETFs, such as the Fund, that invest in non-U.S. securities or other securities or instruments that are less widely traded often involve greater settlement and operational issues and capital costs for Authorized Participants, which may limit the availability of Authorized Participants.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a
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broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, representing a particular country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. There are varying degrees of credit risk, depending on an issuer’s or counterparty’s financial condition and on the terms of an obligation, which may be reflected in the issuer’s or counterparty’s credit rating. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of
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confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by federal law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may
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decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the London Interbank Offered Rate (LIBOR), may not accurately track market interest rates.
Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, and as bonds in its portfolio mature, are near maturity or are called, the Fund needs to purchase additional bonds.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In
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addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The historically low interest rate environment was created in part by the U.S. Board of Governors of the Fed and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero percent. The Fed recently raised its benchmark interest rate several times as the U.S. labor market strengthened and economic activity accelerated. The Fed indicated that it expects its accommodative monetary policy stance to support strong labor market conditions and a sustained return to target inflation, which increases the likelihood of rising interest rates in the future. Fed policy going forward is less clear given recent changes in Fed leadership.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. An issuer may also be subject to risks associated with the countries in which the issuer resides, invests, sells products, or otherwise conducts operations.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market for such securities. Liquid investments may become illiquid or less liquid, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value, especially in changing or volatile markets. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This risk may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply of the Fund's underlying investments in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. BFA and the portfolio managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions
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will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Market risk arises mainly from uncertainty about future values of financial instruments and may be influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by
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extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
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Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect, potentially resulting in the Fund and its shareholders being subject to substantial tax liabilities.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.
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Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.
Privately-Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its
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rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which the Fund invests.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund's securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund's securities lending program.
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund's NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Close-out Risk for Qualified Financial Contracts. Recently adopted regulations of the prudential regulators, which are scheduled to take effect with respect to the Fund in 2019, will require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Fund.
European Economic Risk. The European Union (the “EU”) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the United Kingdom (the “U.K.”) resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the U.K. negotiates its exit from the EU. Secessionist movements, such as the Catalan movement in Spain, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region.
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The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching .
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI. The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Fund. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). The Fund may also pay “Acquired Fund Fees and Expenses.”
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.25%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.28 trillion. BFA and its affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA is available in the Fund's annual report for the period ended October 31.
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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Managers. Thomas Musmanno is primarily responsible for the day-to-day management of the Fund. In managing the Fund, Mr. Musmanno consults regularly with Scott Radell (together with Mr. Musmanno, the “Portfolio Managers”). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. The following information provides additional information about each portfolio manager and member of the iShares Global Investment Research Team.
Thomas Musmanno has been a Managing Director of BFA since 2010. Prior to that, Mr. Musmanno was Director of BFA from 2006 to 2009 and Director of Merrill Lynch Investment Managers, L.P. from 2004 to 2006. Mr. Musmanno has been a Portfolio Manager of the Fund since 2013.
Scott Radell has been employed by BFA as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at Barclays Global Fund Advisors in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2013.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the other Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the other Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or
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one or more of the other Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also invest in sovereign issuers that are advised by an Affiliate with respect to their debt offerings. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
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The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will retain a share of the securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund will be listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the ticker symbol “NEAR.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
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The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is Cboe BZX Exchange, Inc. (“Cboe BZX”) (formerly known as BATS Exchange, Inc.).
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Fund.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities
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or other assets and/or other assets, including cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities or other assets or other instruments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities or other assets held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
The Fund invests in non-U.S. securities. Foreign currency exchange rates with respect to the portfolio securities denominated in non-U.S. currencies are generally determined as of 4:00 p.m., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus) will not be able to purchase or redeem Fund shares.
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Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the local markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The value of assets or liabilities denominated in non-U.S. currencies will be converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
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Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. There is no guarantee that shares of the Fund will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
Taxes on Distributions. Distributions from the Fund’s net investment income, including distributions of income from securities lending and distributions out of the Fund's net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Long-term capital gains are eligible for taxation at a maximum rate of 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to use foreign tax credits passed through by the Fund.
If the Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.
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Dividends, interest and capital gains earned by the Fund with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non- U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the total assets of the Fund at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.
For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the U.S. Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
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Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.
These transactions are usually in exchange for cash.
Similarly, shares can be redeemed only in Creation Units, generally for a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units with the Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
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Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
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The following table shows, as of November 30, 2017, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above and in the Fund's SAI):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$2,510,500	50,000	$600	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
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Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$ 50.17	$ 50.04	$ 50.15	$ 50.07	$ 50.00
Income from investment operations:
Net investment income[b]	0.74	0.50	0.44	0.44	0.02
Net realized and unrealized gain (loss)[c]	0.04	0.14	(0.13)	0.04	0.05
Total from investment operations	0.78	0.64	0.31	0.48	0.07
Less distributions from:
Net investment income	(0.70)	(0.51)	(0.42)	(0.40)	—
Total distributions	(0.70)	(0.51)	(0.42)	(0.40)	—
Net asset value, end of period	$ 50.25	$ 50.17	$ 50.04	$ 50.15	$ 50.07
Total return	1.57%	1.28%	0.62%	0.96%	0.14% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$2,909,738	$2,021,893	$1,781,306	$418,732	$102,634
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.47%	1.01%	0.87%	0.87%	0.42%
Portfolio turnover rate[f]	56%	79%	23%	35%	2% [d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
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Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by Cboe BZX. Cboe BZX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. Cboe BZX is not responsible for, nor has it participated in, the determination of the Fund's investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Cboe BZX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall Cboe BZX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2017.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	186	74.11%
At NAV	23	9.16
Less than 0.0% and Greater than -0.5%	42	16.73
	251	100.00%
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II. Total Return Information
The table that follows presents information about the total returns of the Fund as of the fiscal year ended October 31, 2017.
“Average Annual Total Returns” represents the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represents the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of October 31, 2017
	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception*	1 Year	Since Inception*
NAV	1.57%	1.11%	1.57%	4.65%
MARKET	1.57%	1.12%	1.57%	4.67%
BLOOMBERG BARCLAYS SHORT-TERM GOVERNMENT/CORPORATE INDEX**	0.91%	0.52%	0.91%	2.13%

*	Total returns for the period since inception are calculated from the inception date of the Fund (9/25/13). The first day of secondary market trading in shares of the Fund was 9/26/13.
**	The Bloomberg Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than one year remaining to maturity.
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For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2018 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-22649
IS-P-NEAR-0518

March 1, 2018
(as revised May 1, 2018)
2018 Prospectus
►	iShares Short Maturity Municipal Bond ETF | MEAR | CBOE BZX
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.
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iSHARES® SHORT MATURITY
MUNICIPAL BOND ETF
Ticker: MEAR	Stock Exchange: Cboe BZX
Investment Objective
The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.25%	None	None	0.25%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318
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Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 163% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Under normal circumstances, the Fund primarily invests in U.S. dollar-denominated investment-grade short-term fixed- and floating-rate municipal securities with remaining maturities of five years or less, such as municipal bonds, municipal notes and variable rate demand obligations, as well as money market instruments and registered investment companies. Investment-grade securities are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody's”), or, if unrated, determined by the Fund's management team to be of equivalent quality. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer at the time of issuance, generally excludable from gross income for U.S. federal income tax purposes. The Fund may invest up to 20% of its net assets in municipal securities that pay interest that is subject to the federal AMT. Issuers may be states, territories and possessions of the U.S., including the District of Columbia, and their political subdivisions, agencies and instrumentalities. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
Under normal circumstances, the effective duration of the Fund's portfolio is expected to be 1.2 years or less, as calculated by the Fund's management team, and it is not expected to exceed 1.5 years. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life, will be used for calculation purposes.
The Fund is an actively managed exchange-traded fund (“ETF”) that does
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not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund’s Statement of Additional Information (“SAI”) for further information.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.
Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of this prospectus (the “Prospectus”)), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Cash Management Risk. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, it will be more difficult for the Fund to achieve its investment objective. The Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment
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purposes and/or to collateralize derivative instruments.
Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the
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Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, are near maturity or are called, the Fund needs to purchase additional bonds.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, increases the risks associated with rising interest rates.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively
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affected by the inability to collect revenues from the project or the assets.
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
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Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Year by Year Returns (Years Ended December 31)
The best calendar quarter return during the periods shown above was 0.54% in the 1st quarter of 2017; the worst was -0.17% in the 4th quarter of 2017.
Updated performance information may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
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Average Annual Total Returns
(for the periods ended December 31, 2017)
	One Year	Since Fund Inception
(Inception Date: 3/3/2015)
Return Before Taxes	0.97%	0.68%
Return After Taxes on Distributions[1]	0.97%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.99%	0.71%
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index[2] (Index returns do not reflect deductions for fees, expenses, or taxes)	0.92%	0.57%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.
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Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Scott Radell and William Henderson (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Radell and Mr. Henderson have been Portfolio Managers of the Fund since 2015.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a specified amount of cash.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income (but not necessarily free from federal AMT), although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an IRA. Please consult your personal tax advisor.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
Additional Information on the Investment Strategies. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.
The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal AMT. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
Under normal circumstances, the Fund primarily invests in U.S. dollar-denominated investment-grade short-term fixed- and floating-rate municipal securities with remaining maturities of five years or less such as municipal bonds, municipal notes and variable rate demand obligations, as well as money market instruments and registered investment companies. Investment-grade securities are rated BBB- or higher by S&P Global Ratings and/or Fitch, or Baa3 or higher by Moody’s, or, if unrated, determined by the management team to be of equivalent quality. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer at the time of issuance, generally excludable from gross income for U.S. federal income tax purposes. The Fund may invest up to 20% of its net assets in municipal securities that pay interest that is subject to the federal AMT. Issuers may be states, territories and possessions of the U.S., including the District of Columbia, and their political subdivisions, agencies and instrumentalities. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and it is not expected to exceed 1.5 years. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Under normal circumstances, the Fund will also seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio. For the purposes of determining the Fund’s weighted average maturity, a security’s final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life, will be used for calculation purposes.
1

The Fund may, to a limited extent, engage in derivatives transactions that include interest rate futures.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
Investment Process. The management team evaluates portfolio construction, municipal security selection, and trade execution on an ongoing basis. The investment approach represents a collaboration between the Liquidity Portfolio Team and Municipal Credit Research Team. The Municipal Credit Research Team will provide credit oversight and research, and will independently rate each security in the investment universe with a BlackRock equivalent rating. The Liquidity Portfolio Team will use these credit ratings in conjunction with the following factors to manage the portfolio:
■	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.
■	Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer-term obligations typically have higher yields).
■	Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve. Maturity of a debt security refers to the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security. The securities to be selected will have remaining maturities of up to five years, calculated off the put dates.
In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that such departure is, in the opinion of the management team, consistent with the Fund’s investment objective and in the best interests of the Fund. For example, the Fund may hold a higher than normal proportion of its assets in cash in response to adverse market, economic or political conditions.
The management team uses an internal model for calculating duration, which may result in a different value of duration than if duration was calculated by a third party.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities may experience cycles of outperformance and underperformance in comparison to the general financial
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markets. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may not achieve its investment objective. The Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption
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transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, representing a particular country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. There are varying degrees of credit risk, depending on an issuer’s or counterparty’s financial condition and on the terms of an obligation, which may be reflected in the issuer’s or counterparty’s credit rating. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws,
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regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Floating Rate Notes Risk. The issuance of floating rate obligations by the U.S. Treasury is new and a deep and liquid market has not yet developed for these instruments, and the market remains untested. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the London Interbank Offered Rate, may not accurately track market interest rates.
Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Fund’s portfolio securities may result in the realization and/or distribution to shareholders of higher
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capital gains or losses as compared to a fund with less active trading policies, such as index-based ETFs. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, as bonds in its portfolio mature, are near maturity or are called, or when the Fund needs to purchase additional bonds.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The historically low interest rate environment was created in part by the U.S. Board of Governors of the Federal Reserve System (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero percent. The Fed recently raised its benchmark interest rate several times as the U.S. labor market strengthened and economic activity accelerated. The Fed indicated that it expects its accommodative monetary policy stance to support strong labor market conditions and a sustained return to target inflation, which increases the likelihood of rising interest rates in the future. Fed policy going forward is less clear given recent changes in Fed leadership.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. An issuer may also be subject to risks associated with the countries in which the issuer resides, invests, sells products, or otherwise conducts operations.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market for such securities. Liquid investments may become illiquid or less liquid, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value, especially in changing or volatile markets. Although the Fund primarily seeks to
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redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This risk may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply of the Fund's underlying investments in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. BFA and the portfolio managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Market risk arises mainly from uncertainty about future values of financial instruments and may be influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject
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to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or
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selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. There is no guarantee that the Fund’s income, that is derived from municipal securities, will be exempt from U.S. federal income taxes, state income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect, potentially resulting in the Fund and its shareholders being subject to substantial tax liabilities.
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s
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investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund's securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund's securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” BFA relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Neither BFA nor the Fund guarantees that this opinion is correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not
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comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund's NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government
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agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. government. Government National Mortgage Association securities are generally backed by the full faith and credit of the U.S. government.
Some U.S. government agencies, including Fannie Mae and Freddie Mac, purchase and guarantee residential mortgages and form mortgage-backed securities (“MBS”) that they issue to the market. These agencies also hold their own MBS as well as those of other institutions with funding from the agency debentures they issue. The market for MBS has been adversely affected by the value of those MBS held and/or issued by these agencies. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted.
Close-out Risk for Qualified Financial Contracts. Recently adopted regulations of the prudential regulators, which are scheduled to take effect with respect to the Fund in 2019, will require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Fund.
Healthcare Sector Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is
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unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI. The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Fund. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.25%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.28 trillion. BFA and its affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA is available in the Fund's annual report for the period ended October 31.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that
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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Managers. William Henderson and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. The following information provides additional information about each portfolio manager and member of the iShares Global Investment Research Team.
William Henderson has been a Portfolio Manager with BlackRock since 1993. Mr. Henderson has been a Portfolio Manager of the Fund since 2015.
Scott Radell has been employed by BFA as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at Barclays Global Fund Advisors in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2015.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the other Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the other Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the other Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships
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with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will retain a share of the securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash
15

collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund will be listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the ticker symbol “MEAR.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other
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frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is Cboe BZX Exchange, Inc. (“Cboe BZX”) (formerly known as BATS Exchange, Inc.).
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Fund.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities or other assets and/or other assets, including cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities or other assets held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities or other assets
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held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event
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is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. There is no guarantee that shares of the Fund will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general, given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
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Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains are eligible for taxation at a maximum rate of 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Taxable distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent the Fund does not include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax advisor.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i)
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enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to federal AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return. The AMT is a separate tax system that operates in parallel to the regular federal income tax system but eliminates many deductions and exclusions. The AMT has different tax rates and treats as taxable certain types of income that are nontaxable for regular income tax purposes. The interest on certain “private activity” municipal bonds is taxable income for AMT purposes. If a taxpayer’s overall AMT liability is higher than regular income tax liability, then the taxpayer owes the regular income tax liability plus the difference between the AMT liability and the regular income tax liability.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
If your shares are lent out pursuant to a securities lending arrangement, you may lose any ability to use the non-U.S. tax credits passed through by the Fund.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
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Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.
These transactions are usually in exchange for cash.
Similarly, shares can be redeemed only in Creation Units, generally for a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units with the Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
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Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of November 30, 2017, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above and in the Fund's SAI):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$2,491,000	50,000	$300	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder
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documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 3, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$ 50.02	$ 50.07	$ 50.00
Income from investment operations:
Net investment income[b]	0.49	0.39	0.20
Net realized and unrealized gain (loss)[c]	(0.03)	(0.04)	0.04
Total from investment operations	0.46	0.35	0.24
Less distributions from:
Net investment income	(0.47)	(0.40)	(0.17)
Total distributions	(0.47)	(0.40)	(0.17)
Net asset value, end of period	$ 50.01	$ 50.02	$ 50.07
Total return	0.93%	0.69%	0.48% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$52,507	$35,012	$35,049
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.99%	0.79%	0.59%
Portfolio turnover rate[f]	163%	100%	184% [d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
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Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by Cboe BZX. Cboe BZX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. Cboe BZX is not responsible for, nor has it participated in, the determination of the Fund's investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Cboe BZX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall Cboe BZX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2017.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	176	70.12%
At NAV	4	1.59
Less than 0.0% and Greater than -0.5%	71	28.29
	251	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund as of the fiscal year ended October 31, 2017.
“Average Annual Total Returns” represents the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represents the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of October 31, 2017
	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception*	1 Year	Since Inception*
NAV	0.93%	0.79%	0.93%	2.13%
MARKET	1.14%	0.81%	1.14%	2.17%
BLOOMBERG BARCLAYS MUNICIPAL BOND: 1 YEAR (1-2) INDEX**	1.07%	0.75%	1.07%	2.01%

*	Total returns for the period since inception are calculated from the inception date of the Fund (3/3/15). The first day of secondary market trading in shares of the Fund was 3/5/15.
**	The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.
28

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2018 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-22649
IS-P-MEAR-0518

March 1, 2018
(as revised May 1, 2018)
2018 Prospectus
►	iShares Ultra Short-Term Bond ETF | ICSH | CBOE BZX
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.
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iSHARES® ULTRA SHORT-TERM BOND ETF
Ticker: ICSH	Stock Exchange: Cboe BZX
Investment Objective
The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
0.08%	None	None	0.08%
[1]	The expense information in the table has been restated to reflect current management fees.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities that are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by BFA to be of equivalent quality. Under normal circumstances, the Fund will invest primarily in fixed- and floating-rate securities maturing in three years or less. Short-term investments (generally, securities with original maturities of one year or less) held by the Fund will carry a rating in one of the highest two rating categories of at least one nationally recognized statistical ratings organization (“NRSRO”) (e.g., A-2, P-2 or F2 or better by S&P Global Ratings, Moody’s or Fitch, respectively), or if such investments are unrated, determined to be of comparable quality by the Fund's management team, at the time of investment.
The Fund may invest in corporate and U.S. and non-U.S. government bonds, agency securities, instruments of non-U.S. issuers, privately-issued securities, asset-backed and mortgage-backed securities, structured securities, municipal bonds, repurchase agreements, money market instruments and investment companies (including investment companies advised by BFA or its affiliates). The Fund invests a significant portion of its assets in securities issued by financial institutions, such as banks, broker-dealers and insurance companies.
Under normal circumstances, the dollar-weighted average life of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund's management team. The Fund will also seek to maintain a dollar-weighted average maturity that is less than 180 days. “Dollar-weighted average life,” or “WAL,” is the weighted average of the times when principal is to be repaid. “Dollar-weighted average maturity,” or “WAM,” is calculated by taking the average length of time to maturity (fixed-rate) or the next interest rate reset (floating-rate) for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund's Statement of Additional Information (“SAI”) for further information.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.
Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. Government National Mortgage Association (“Ginnie Mae”)
securities are generally backed by the full faith and credit of the U.S. government.
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) or (ABS and MBS) (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. ABS and MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.
Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of this prospectus (the “Prospectus”)), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.
Cash Management Risk. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, it will be more difficult for the Fund to achieve its investment objective. The Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.
Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by federal law. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, are near maturity or are called, the Fund needs to purchase additional bonds.
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, increases the risks associated with rising interest rates.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.
Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers carry different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately-issued securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., the
Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.
Year by Year Returns (Years Ended December 31)
The best calendar quarter return during the periods shown above was 0.41% in the 3rd quarter of 2017; the worst was -0.06% in the 3rd quarter of 2015.
Updated performance information may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns
(for the periods ended December 31, 2017)
	One Year	Since Fund Inception
(Inception Date: 12/11/2013)
Return Before Taxes	1.53%	0.82%
Return After Taxes on Distributions[1]	0.94%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.87%	0.47%
Bank of America Merrill Lynch 6-month US Treasury Bill Index[2] (Index returns do not reflect deductions for fees, expenses or taxes)	0.95%	0.49%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	The Bank of America Merrill Lynch 6-month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than six months remaining to maturity.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. Richard Mejzak and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mejzak and Mr. Radell have been Portfolio Managers of the Fund since 2013.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a specified amount of cash.
Tax Information
The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA, in which case, your distributions generally will be taxed when withdrawn.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
Additional Information on the Investment Strategies. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the Fund’s management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.
The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities that are rated BBB- or higher by S&P Global Ratings and/or Fitch, or Baa3 or higher by Moody’s, or, if unrated, determined by the Fund’s management team to be of equivalent quality. Under normal circumstances, the Fund will invest in fixed- and floating-rate securities maturing in three years or less. Short-term investments (generally, securities with original maturities of one year or less) held by the Fund will carry a rating in one of the highest two rating categories of at least one NRSRO (e.g., A-2, P-2 or F2 or better by S&P Global Ratings, Moody’s or Fitch, respectively), or if such investments are unrated, determined to be of comparable quality by BFA, at the time of investment. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may invest in corporate and U.S. and non-U.S. government bonds, agency securities, instruments of non-U.S. issuers, privately-issued securities, asset-backed and mortgage-backed securities, structured securities, municipal bonds, repurchase agreements, money market instruments and investment companies. The Fund invests a significant portion of its assets in securities issued by financial institutions, such as banks, broker-dealers and insurance companies. BFA or its affiliates may advise the money market funds and investment companies in which the Fund may invest.
The Fund may invest in asset-backed and mortgage-backed securities. Asset-backed securities are fixed-income securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed-rate or adjustable-rate mortgages and mortgages issued by banks or government agencies. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as TBA transactions. The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest the relevant assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with BFA. Collateralized mortgage obligations (“CMOs”) are fixed-income
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securities that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.
The Fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options and swaps.
Investment Process. The cash portfolio management team participates in formal investment strategy meetings, market outlook meetings where investment professionals present their views on the various market sectors, and portfolio strategy meetings where lead portfolio managers discuss asset allocation, portfolio risk, and investment themes. The macro, firm-level view is a consideration in setting the investment strategy.
Decisions regarding interest rate risk, credit quality, liquidity profile and sector allocation are made by the Investment Strategy and Risk Committees. These committees build on the broader macro themes and apply them specifically to the short term markets. The meetings are supplemented by shorter daily market updates where portfolio managers report on their specific sectors to determine relative value within the short term markets. This is a fluid process with intraday dialogue to make adjustments to portfolios when appropriate.
The collective result of these meetings is the investment strategy that liquidity portfolio managers subsequently implement. Using this method, the group is able to manage portfolios on a team basis but still leverage the individual expertise of each of its members throughout the firm.
In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that such departure is, in the opinion of BFA, consistent with the Fund’s investment objective and in the best interests of the Fund. For example, the Fund may hold a higher than normal proportion of its assets in cash in response to adverse market, economic or political conditions.
The management team uses an internal model for calculating duration, which may result in a different value of duration than if duration was calculated by a third party.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies. Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S.
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government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.
Some U.S. government agencies, including Fannie Mae and Freddie Mac, purchase and guarantee residential mortgages and form MBS that they issue to the market. These agencies also hold their own MBS as well as those of other institutions with funding from the agency debentures they issue. The market for MBS has been adversely affected by the value of those MBS held and/or issued by these agencies. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted.
Asset-Backed and Mortgage-Backed Securities Risk. ABS and MBS (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although ABS generally experience less prepayment risk than residential mortgage-backed securities, MBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, call, extension, valuation and liquidity risk. Because of call and extension risk, ABS and MBS react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain ABS and MBS.
ABS and MBS may not be backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only, principal only or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.
In response to the financial crisis that began in 2008, the Federal Reserve System (the “Fed”) attempted to keep mortgage rates low by acting as a buyer of mortgage-backed
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assets. This support has ended. As a result, mortgage rates may rise and values of MBS and ABS may fall.
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened because ETFs, such as the Fund, that invest in non-U.S. securities or other securities or instruments that are less widely traded often involve greater settlement and operational issues and capital costs for Authorized Participants, which may limit the availability of Authorized Participants.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may not achieve its investment objective. The Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption
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proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, representing a particular country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.
Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. There are varying degrees of credit risk, depending on an issuer’s or counterparty’s financial condition and on the terms of an obligation, which may be reflected in the issuer’s or counterparty’s credit rating. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital
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systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by federal law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related
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markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Floating Rate Notes Risk. The issuance of floating rate obligations by the U.S. Treasury is new and a deep and liquid market has not yet developed for these instruments, and the market remains untested. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the London Interbank Offered Rate (LIBOR), may not accurately track market interest rates.
Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, and as bonds in its portfolio mature, are near maturity or are called, the Fund needs to purchase additional bonds.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by
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unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The historically low interest rate environment was created in part by the U.S. Board of Governors of the Fed and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero percent. The Fed recently raised its benchmark interest rate several times as the U.S. labor market strengthened and economic activity accelerated. The Fed indicated that it expects its accommodative monetary policy stance to support strong labor market conditions and a sustained return to target inflation, which increases the likelihood of rising interest rates in the future. Fed policy going forward is less clear given recent changes in Fed leadership.
Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. An issuer may also be subject to risks associated with the countries in which the issuer resides, invests, sells products, or otherwise conducts operations.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. BFA and the portfolio managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Market risk arises mainly from uncertainty about future values of financial instruments and may be influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit
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rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect, potentially resulting in the Fund and its shareholders being subject to substantial tax liabilities.
Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the non-U.S. securities held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Non-U.S. securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.
Not a Money Market Fund. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Repurchase Agreement Risk. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
Risk of Investing in Developed Countries. Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more services sectors is likely to have a negative impact on economies of certain developed countries, although economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns and other security concerns. These situations may cause uncertainty in the
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financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which the Fund invests.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund's securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund's securities lending program.
Valuation Risk. The price the Fund could receive upon sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund's NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or
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higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Asian Economic Risk. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the entire Asian region. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.
Australasian Economic Risk. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the energy, agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the U.S. as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.
Close-out Risk for Qualified Financial Contracts. Recently adopted regulations of the prudential regulators, which are scheduled to take effect with respect to the Fund in 2019, will require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Fund.
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European Economic Risk. The European Union (the “EU”) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. In a referendum held on June 23, 2016, the United Kingdom (the “U.K.”) resolved to leave the EU. The referendum may introduce significant uncertainties and instability in the financial markets as the U.K. negotiates its exit from the EU. Secessionist movements, such as the Catalan movement in Spain, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region.
The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching .
North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests.
The U.S. is Canada's and Mexico's largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including possible termination of NAFTA, may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.
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Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI. The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Fund. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund's average daily net assets, at the annual rate of 0.08%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of December 31, 2017, BFA and its affiliates provided investment advisory services for assets in excess of $6.28 trillion. BFA and its affiliates trade and invest for their own accounts in the actual securities and types of securities in which the Fund may also invest, which may affect the price of such securities.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA is available in the Fund's annual report for the period ended October 31.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are
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subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Managers. Richard Mejzak and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. The following information provides additional information about each portfolio manager and member of the iShares Global Investment Research Team.
Richard Mejzak has been with BlackRock since 1990, including his years with Merrill Lynch Investment Managers, which was acquired by BlackRock in 2006. Mr. Mejzak became a portfolio manager for BFA in 2012. Mr. Mejzak has been a Portfolio Manager of the Fund since 2013.
Scott Radell has been employed by BFA as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at Barclays Global Fund Advisors in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2013.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the other Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the other Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the other Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships
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with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also invest in sovereign issuers that are advised by an Affiliate with respect to their debt offerings. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will retain a share of the securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash
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collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund will be listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the ticker symbol “ICSH.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other
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frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is Cboe BZX.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Fund.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities or other assets and/or other assets, including cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities or other assets held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities or other assets held by the Fund. The quotations of certain Fund holdings may not be updated during
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U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
The Fund invests in non-U.S. securities. Foreign currency exchange rates with respect to the portfolio securities denominated in non-U.S. currencies are generally determined as of 4:00 p.m., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants (as defined in the Creations and Redemptions section of this Prospectus) will not be able to purchase or redeem Fund shares.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of
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liquidity or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the local markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The value of assets or liabilities denominated in non-U.S. currencies will be converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
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Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. There is no guarantee that shares of the Fund will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
Taxes on Distributions. Distributions from the Fund’s net investment income, including distributions of income from securities lending and distributions out of the Fund's net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Long-term capital gains are eligible for taxation at a maximum rate of 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
You may lose the ability to use foreign tax credits passed through by the Fund if your Fund shares are loaned out pursuant to a securities lending agreement.
If the Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.
Dividends, interest and capital gains earned by the Fund with respect to non-U.S. securities may give rise to withholding, capital gains and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the total assets of the Fund at the close of a year consists of non-U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non-U.S. companies are treated as “non-U.S.”), generally the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.
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For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. federal withholding tax, unless a lower treaty rate applies provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the U.S. Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice.
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You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.
These transactions are usually in exchange for cash.
Similarly, shares can be redeemed only in Creation Units, generally for a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units with the Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any
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determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of November 30, 2017, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above and in the Fund's SAI):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$2,504,500	50,000	$500	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in
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householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Dec. 11, 2013[a] to Oct. 31, 2014
Net asset value, beginning of period	$ 50.04	$ 49.97	$ 50.08	$ 49.99
Income from investment operations:
Net investment income[b]	0.71	0.47	0.24	0.16
Net realized and unrealized gain (loss)[c]	0.02	(0.02)	(0.07)	0.06
Total from investment operations	0.73	0.45	0.17	0.22
Less distributions from:
Net investment income	(0.65)	(0.38)	(0.24)	(0.13)
Net realized gain	—	—	(0.04)	—
Total distributions	(0.65)	(0.38)	(0.28)	(0.13)
Net asset value, end of period	$ 50.12	$ 50.04	$ 49.97	$ 50.08
Total return	1.47%	0.90%	0.32%	0.45% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$187,932	$25,018	$12,493	$15,024
Ratio of expenses to average net assets[e]	0.09%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.43%	0.93%	0.47%	0.35%
Portfolio turnover rate[f]	11%	139%	41%	71% [d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
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Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by Cboe BZX. Cboe BZX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. Cboe BZX is not responsible for, nor has it participated in, the determination of the Fund's investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Cboe BZX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall Cboe BZX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2017.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	194	77.29%
At NAV	24	9.56
Less than 0.0% and Greater than -0.5%	33	13.15
	251	100.00%
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II. Total Return Information
The table that follows presents information about the total returns of the Fund as of the fiscal year ended October 31, 2017.
“Average Annual Total Returns” represents the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represents the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of October 31, 2017
	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception*	1 Year	Since Inception*
NAV	1.47%	0.81%	1.47%	3.18%
MARKET	1.43%	0.81%	1.43%	3.18%
BANK OF AMERICA MERRILL LYNCH 6-MONTH US TREASURY BILL INDEX**	0.84%	0.46%	0.84%	1.81%

*	Total returns for the period since inception are calculated from the inception date of the Fund (12/11/13). The first day of secondary market trading in shares of the Fund was 12/13/13.
**	The Bank of America Merrill Lynch 6-month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than six months remaining to maturity.
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For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2018 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-22649
IS-P-ICSH-0518